Foreclosed Assets (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Foreclosed Assets
Schedule of real estate owned activity

	Three Months	Three Months
	Ended	Ended
	September 30, 2024	September 30, 2023
Balance July 1,	$2,334,560	$2,334,560
Loans transferred to real estate owned	—	—
Capitalized expenditures	—	—
Direct write-downs	—	—
Sales of real estate owned	—	—
Balance September 30,	$2,334,560	$2,334,560

	Year	Year
	Ended	Ended
	June 30, 2024	June 30, 2023
Balance July 1,	$2,334,560	$—
Loans transferred to real estate owned	—	2,087,809
Capitalized expenditures	—	—
Direct write-downs	—	—
Sales of real estate owned	—	—
Net gain on sale of foreclosed assets	—	246,751
Balance June 30	$2,334,560	$2,334,560

Schedule of activity in the valuation allowance

	Three Months	Three Months
	Ended	Ended
	September 30, 2024	September 30, 2023
Balance July 1,	$937,100	$—
Provisions/(recoveries) charged (credited) to expense	—	—
Reductions from sales of real estate owned	—	—
Direct write-downs	—	—
Balance September 30,	$937,100	$—

	Year	Year
	Ended	Ended
	June 30, 2024	June 30, 2023
Balance July 1,	$—	$—
Provisions charged to expense	937,100	—
Reductions from sales of real estate owned	—	—
Direct write-downs	—	—
Sales of real estate owned	—	—
Balance June 30	$937,100	$—

Schedule of expenses related to foreclosed assets

	Three Months	Three Months
	Ended	Ended
	September 30, 2024	September 30, 2023
Balance July 1,	$—	$—
Net loss (gain) on sales	—	—
Provisions for unrealized losses	—	—
Operating expenses, net of rental income	17,572	13,620
Balance September 30,	$17,572	$13,620

	Year	Year
	Ended	Ended
	June 30, 2024	June 30, 2023
Balance July 1,	$—	$—
Net loss (gain) on sales	—	—
Provisions for unrealized losses	937,100	—
Operating expenses, net of rental income	97,492	—
Balance June 30	$1,034,592	$—